EARNINGS/(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of the numerator for the calculation of basic and diluted EPS:
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, basic	$ 872,429	$ (175,960)	$ (93,991)
Net loss attributable to Golar LNG Ltd stockholders from continuing operations - basic and diluted, diluted	872,429	(175,960)	(93,991)
Net income/(loss) from discontinued operations, basic	(84,656)	589,811	(179,566)
Net income/(loss) from discontinued operations, diluted	$ (84,656)	$ 589,811	$ (179,566)
Weighted Average Number of Shares Outstanding Reconciliation [Abstract]
Weighted average number of common shares outstanding, basic (in shares)	107,860	109,644	97,554
Dilutive impact of share options and RSUs (in shares)	682	0	0
Weighted average number of common shares outstanding, diluted (in shares)	108,542	109,644	97,554
Earnings Per Share, Basic and Diluted [Abstract]
Basic EPS/(LPS) from continuing operations (in dollars per share)	$ 8.09	$ (1.60)	$ (0.96)
Dilutive EPS/(LPS) from continuing operations (in dollars per share)	8.04	(1.60)	(0.96)
Basic EPS from discontinued operations (in dollars per share)	(0.79)	5.38	(1.84)
Diluted EPS from discontinued operations (in dollars per share)	$ (0.79)	$ 5.38	$ (1.84)